Other Income, net	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
Other Income, net

21. Other Income, net

Other income, net consists of the following:

	For years ended December 31,
(in thousands)	2023	2022
Gain/Loss on termination of operating leases	134	93
Foreign currency transactions	(114)	(28)
Bank service charges	(92)	(8)
Other, net	(3)	(24)
Interest expense, net	$(75)	$33